SCHEDULE OF PURCHASE PRICE RECONCILIATION (Details) - Awaysis Belize Limited [Member]	Dec. 19, 2024 USD ($)
Business Combination [Line Items]
Total purchase consideration	$ 5,500,000
Less: Liabilities assumed	(4,465,415)
(Less): Purchase Price Adjustment ()	(1,034,585)	[1]
Net assets acquired	$ (0)

[1]	Note:The difference between purchase consideration and fair value of net assets acquired represents valuation adjustments.